CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Net revenues	$ 240,285	$ 100,734	$ 479,792	$ 144,011	$ 537,152	$ 433,658
Cost of revenues	153,000	120,483	310,279	201,459	458,006	391,675
Gross profit (loss)	87,285	(19,749)	169,513	(57,448)	79,146	41,983
Operating expenses
Selling, general and administrative	1,331,528	711,733	2,230,104	1,353,279	3,107,596	2,353,233
Research and development	244,493	118,916	423,690	261,003	634,109	504,396
Total operating expenses	1,576,021	830,649	2,653,794	1,614,282	3,741,705	2,857,629
Operating loss	(1,488,736)	(850,398)	(2,484,281)	(1,671,730)	(3,662,559)	(2,815,646)
Other income (expense)
Interest Expense	(1,342,414)	(1,621,651)	(2,226,835)	(1,654,837)	(2,078,704)	(115,568)
Gain on extinguishment of debt					115,000	0
Gain on valuation of warrant liability	238,153		(678,755)	0	242,052	0
Other income (expense)	902	(4,922)	1,100	88	(1,592)	(27,201)
Total other income (expense), net	(1,103,359)	(1,626,573)	(2,904,490)	(1,654,749)	(1,723,244)	(142,769)
Net loss before income taxes	(2,592,095)	(2,476,971)	(5,388,771)	(3,326,479)	(5,385,803)	(2,958,415)
Income Tax Expense Benefit	0	0	0	0	0	0
Net loss	(2,592,095)	(2,476,971)	(5,388,771)	(3,326,479)	(5,385,803)	(2,958,415)
Net loss attributable to non-controlling interest	(144,053)	(248,704)	(264,836)	(380,435)	(489,655)	0
Net loss attributable to controlling interest	(2,448,042)	(2,228,267)	(5,123,935)	(2,946,044)	(4,896,148)	(2,958,415)
Basic and diluted loss per common share	$ (0.05)	$ (0.05)	$ (0.11)	$ (0.07)	$ (0.11)	$ (0.10)
Basic and diluted weighted average number of shares outstanding	48,707,777	45,084,344	48,319,058	41,997,592	44,160,713	30,017,868
All Other
Net revenues					537,152	381,517
Related Party Transactions
Net revenues					$ 0	$ 52,141